BENEFIT PLAN	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Benefit plan
BENEFIT PLAN
We have a defined contribution benefit plan for our employees. The expense associated with this plan was approximately $0.9 million in 2014, $0.6 million in 2013, and $0.2 million in 2012.